Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risks and Uncertainties [Abstract]
Derivative contracts, maximum exposure to credit loss	$ 366	$ 443	$ 576